Trade Accounts Receivable and Other Current Assets - Other current assets (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Trade Accounts Receivable and Other Current Assets
Trade receivables	$ 4,882	$ 7,662
Insurance claims for recoveries	124	2,112
Refund of value added tax	1,254	1,173
Prepaid expenses	1,568	1,311
Total other current assets	8,795	15,528
KNOT and affiliates
Trade Accounts Receivable and Other Current Assets
Trade receivables		1,405
Related Party
Trade Accounts Receivable and Other Current Assets
Trade receivables		1,405
Other receivables	348	1,998
Total other current assets	376	2,403
Related Party | KNOT and affiliates
Trade Accounts Receivable and Other Current Assets
Trade receivables	348	1,880
Other receivables		353
Nonrelated Party [Member]
Trade Accounts Receivable and Other Current Assets
Other receivables	$ 967	$ 1,865